Other comprehensive income - Schedule of changes in other comprehensive income for entities accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Items that may be reclassified to profit or loss
Balance at beginning of year	€ (23,887)	€ (26,911)
Balance at end of year	(20,420)	(23,887)	€ (26,911)
Equity Investments
Items that may be reclassified to profit or loss
Balance at beginning of year	(476)	(489)	(335)
Revaluation gains/(losses)	117	7	(170)
Net amounts transferred to profit or loss	(15)	6	16
Balance at end of year	(374)	(476)	(489)
Equity Investments | Zurich Santander Insurance América, S.L.
Items that may be reclassified to profit or loss
Balance at beginning of year	(332)	(298)
Balance at end of year	€ (315)	€ (332)	€ (298)